Note 18 - Condensed Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets	December 31,
	2013	2012
Assets
Cash	$822,196	$681,509
Available-for-sale securities	99,306	70,914
Due from subsidiary	-	20,795
Investment in subsidiary	62,905,512	64,069,125
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	173,698	35,579
Refundable income taxes	1,542,319	1,152,319
Deferred income taxes	-	2,592
	$66,008,031	$66,497,833
Liabilities
Subordinated debentures	$15,465,000	$15,465,000
Accrued expenses and other liabilities	172,986	164,263
Due to subsidiary	6,900	-
Deferred income taxes	7,912	-

Stockholders' equity
Series A preferred stock	11,983,790	11,789,276
Common stock	678,360	678,180
Common stock warrants	-	1,377,811
Additional paid-in capital	57,655,031	58,267,529
Retained earnings	43,769,485	39,324,292
Unrealized appreciation on available-for-sale securities, net	(2,506,248)	800,826
Treasury stock	(61,225,185)	(61,369,344)
	$66,008,031	$66,497,833

Condensed Income Statement [Table Text Block]
Condensed Statements of Income	Years ended December 31,
	2013	2012	2011

Income
Dividends from subsidiary bank	$4,003,250	$6,500,000	$1,000,000
Interest income:
Related party	-	8,471	14,753
Other	16,152	19,510	18,369
	4,019,402	6,527,981	1,033,122
Expense
Interest expense:
Related party	537,178	556,159	610,929
Other	815,865	878,305	462,971
	1,353,043	1,434,464	1,073,900
Income before income taxes and equity in undistributed income (loss) of subsidiaries	2,666,359	5,093,517	(40,778)
Credit for income taxes	(412,000)	(435,000)	(349,000)
Income before equity in undistributed earnings of subsidiaries	3,078,359	5,528,517	308,222
Equity in undistributed income (distribution in excess of income) of subsidiaries	2,161,348	(3,584,658)	3,527,417
Net income	$5,239,707	$1,943,859	$3,835,639

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows	Years ended December 31,
	2013	2012	2011

Cash Flows From Operating Activities

Net income	$5,239,707	$1,943,859	$3,835,639
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	(2,161,348)	3,584,658	(3,527,417)
Deferred income taxes	-	-	38,834
Release of ESOP shares	-	153,848	126,737
Stock award plan expense	254,509	253,017	186,654
Changes in:
Prepaid expenses and other assets	(138,119)	147,929	104,176
Income taxes payable/refundable	(390,000)	(435,000)	(217,833)
Accrued expenses	8,723	9,058	(59,682)
Net cash provided by operating activities	2,813,470	5,657,369	487,108

Cash Flows From Financing Activities
Stock options exercised	9,408	12,388	-
Cash dividends paid on common and preferred stock	(600,000)	(744,444)	(850,000)
Treasury stock purchased	(106,636)	(25,736)	(53,230)
Repayment of advances from subsidiary	27,695	500	-
Repurchase of stock warrants	(2,003,250)	-	-
Redemption of preferred stock	-	(5,000,000)	-
Net cash used in financing activities	(2,672,783)	(5,757,292)	(903,230)

Increase (Decrease) in cash	140,687	(99,923)	(416,122)

Cash, beginning of year	681,509	781,432	(417,988)

Cash, end of year	$822,196	$681,509	$(834,110)

Condensed Financial Statements [Table Text Block]
Statements of Comprehensive Income	Years ended December 31,
	2013	2012	2011
NET INCOME	$5,239,707	$1,943,859	$3,835,639
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	28,392	8,652	(15,658)
Income tax expense (credit) related to other items of comprehensive income	10,505	3,200	(5,794)
Other comprehensive income (loss)	17,887	5,452	(9,864)
Comprehensive income (loss) of Bank	(3,324,961)	4,089	(1,041,855)
TOTAL COMPREHENSIVE INCOME	$1,932,633	$1,953,400	$2,783,920